Significant events (Details) $ in Thousands		12 Months Ended
	Jul. 07, 2020 USD ($) shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Nov. 27, 2020 item
Significant events
Dividends paid		$ 1,598,681	$ 1,605,736
Number of airports authorized by A F A C | item				13
Share repurchase reserve approved	$ 1,500,000
Master Development Plan
Significant events
Capital commitments		$ 11,979,621
Series B Class I
Significant events
Number of shares cancelled | shares	3,659,417